Revenue Recognition (Details) - Schedule of revenue from contracts with customers - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue Recognition (Details) - Schedule of revenue from contracts with customers [Line Items]
Insurance brokerage commissions	$ 295,343	$ 638,574	$ 959,299	$ 2,648,119	$ 5,375,531
Securities brokerage commissions	1,178,062	565,517
Market making commissions and fees	1,069,656	2,717,614	4,940,623	11,056,431
Total revenue from contracts with customers	2,543,061	3,921,705
Geographic revenue	2,543,061	3,921,705	7,790,424	15,915,465	7,401,181
HONG KONG
Revenue Recognition (Details) - Schedule of revenue from contracts with customers [Line Items]
Geographic revenue	1,473,405	1,204,091	2,777,831	4,859,034	7,401,181
CAYMAN ISLANDS
Revenue Recognition (Details) - Schedule of revenue from contracts with customers [Line Items]
Geographic revenue	$ 1,069,656	$ 2,717,614	$ 5,012,593	$ 11,056,431